BORROWINGS - Non-Recourse Borrowings (Details) $ in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 10, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Current Non-recourse Borrowings And Current Portion of Non-current Non-recourse Borrowings	$ 1,028	$ 985
Non-current Portion Of Non-current Non-recourse Borrowings	13,172	12,128
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 500
Total	382	365
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Total	$ 14,200	$ 13,113
Debt Issuers | Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 500